Details grants Materialise (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)
Plan 2015 (sept 16) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	47.00%
Risk-free interest rate	0.24%
Expected life	4.3
Exercise price	€ 6.45
Stock price	6.42
Fair value option	€ 2.41
IPO 2015 (Nov) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	47.00%
Risk-free interest rate	1.17%
Expected life	5.5
Exercise price	€ 8.81
Stock price	8.08
Fair value option	€ 3.3
IPO 2014 (Nov) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	50.00%
Risk-free interest rate	1.12%
Expected life	5.5
Exercise price	€ 8.81
Stock price	8.67
Fair value option	€ 3.94
IPO 2014 (June) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	46.00%
Risk-free interest rate	1.70%
Expected life	5.5
Exercise price	€ 8.81
Stock price	8.81
Fair value option	€ 3.83
2013 (Dec) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%	[1]
Expected volatility	50.00%	[1]
Risk-free interest rate	2.56%	[1]
Expected life	5.5	[1]
Exercise price	€ 8.54	[1]
Stock price	18.09	[1]
Fair value option	€ 12.23	[1]
2013 (Oct) [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%	[1]
Expected volatility	53.00%	[1]
Risk-free interest rate	2.43%	[1]
Expected life	5.5	[1]
Exercise price	€ 7.86	[1]
Stock price	18.09	[1]
Fair value option	€ 12.77	[1]
2007 [member]
Disclosure of details grants Materialise [line items]
Return dividend	0.00%
Expected volatility	56.00%
Risk-free interest rate	4.25%
Expected life	5.5
Exercise price	€ 3.92
Stock price	3.92
Fair value option	€ 2.15

[1]	(*) Exercise price, stock price and fair value are not adjusted for the 1 to 4 stock-split completed in June 2014.